Contingencies and Commitments (Details 2) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended
Feb. 02, 2013
Accenture Service Contract [Member]
Commitments [Line Items]
Long-term Future Contractual Obligations, Low End of the Range	$ 19
Long-term Future Contractual Obligations, High End of the Range	114
Outstanding letters of credit and bankers' acceptances [Member]
Commitments [Line Items]
Unrecorded Unconditional Purchase Obligation, Purchases	456
Capital Additions [Member]
Commitments [Line Items]
Unrecorded Unconditional Purchase Obligation, Purchases	31
Lease commitments for land and buildings [Member]
Commitments [Line Items]
Number of Future Locations	11
Minimum Rentals Period, Low End of the Range	5
Minimum Rentals Period, High End of the Range	10
Capital Leases, Future Minimum Payments Due, Annually	$ 2